STOCKHOLDERS' EQUITY DEFICIT - Warrants Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2019	Sep. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019
Class of Warrant or Right [Line Items]
Proceeds from exercises of common stock warrants					$ 0	$ 1,126	$ 1,126	$ 131	$ 5,481
Exercise of common stock warrants (in shares)					0		2,048,000
Increase in warrant value							$ 1,100
Exercise price per warrant (in dollars per share)											$ 1.47
Deemed dividend				$ 100
Common Stock
Class of Warrant or Right [Line Items]
Exercise of common stock warrants (in shares)		1,195,219	852,840				2,048,059	238,110	6,772,928
2018 Warrants
Class of Warrant or Right [Line Items]
Exercise of common stock warrants (in shares)					0		1,573,000
Exercise price per warrant (in dollars per share)					$ 0.55		$ 0.55
2018 Warrants | Common Stock
Class of Warrant or Right [Line Items]
Proceeds from exercises of common stock warrants	$ 2,000
Exercise of common stock warrants (in shares)	3,400,000
Exercise price per warrant (in dollars per share)	$ 0.60			$ 0.55						$ 1.20
2017 Warrants
Class of Warrant or Right [Line Items]
Exercise of common stock warrants (in shares)					0		475,000
Exercise price per warrant (in dollars per share)					$ 0.55		$ 0.55
2017 Warrants | Common Stock
Class of Warrant or Right [Line Items]
Exercise price per warrant (in dollars per share)	$ 0.55									0.80
2018 Warrant Amendment, Amendment to Securities Purchase Agreement
Class of Warrant or Right [Line Items]
Minimum percentage of securities issued	50.10%
2018 Warrant Amendment, Amendment to Securities Purchase Agreement | Common Stock
Class of Warrant or Right [Line Items]
Exercise price per warrant (in dollars per share)	$ 0.95									$ 1.20